Fair Values of Restricted Shares Granted to Employees (Detail) (CNY)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Share Based Compensation Arrangements By Share Based Payment Award Equity Instruments Other Than Options Restricted Stock And Stock Units [Line Items]
Risk-free interest rates			3.42%
Expected dividend yield			2.50%
Restricted Stock Awards
Schedule Of Share Based Compensation Arrangements By Share Based Payment Award Equity Instruments Other Than Options Restricted Stock And Stock Units [Line Items]
Risk-free interest rates	0.12%	0.13%	0.14%
Risk-free interest rates	1.49%	0.78%	0.93%
Expected dividend yield	5.00%	5.00%	5.00%
Restricted Stock Awards | Minimum
Schedule Of Share Based Compensation Arrangements By Share Based Payment Award Equity Instruments Other Than Options Restricted Stock And Stock Units [Line Items]
Fair value of restricted shares	26.16	18.73	17.39
Restricted Stock Awards | Maximum
Schedule Of Share Based Compensation Arrangements By Share Based Payment Award Equity Instruments Other Than Options Restricted Stock And Stock Units [Line Items]
Fair value of restricted shares	53.47	25.52	22.62